Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Other tax payable	$ 6	$ 13
Customer contract liability, current	28	125
Total other current liabilities	$ 34	$ 138